INTEREST IN MASTER TRUST (Tables) - EBP Plans	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Investments in Master Trust	The following investments are held by the Master Trust.

	December 31,
	2025	2024
Investments at fair value:
Cummins Inc. common stock	$1,048,943,101	$761,820,330
Common/collective trust funds	5,942,356,197	4,880,564,583
Registered investment companies	138,692,527	361,788,044
Total investments at fair value	7,129,991,825	6,004,172,957

Investments at contract value:
Synthetic GIC	386,081,553	396,938,843
Accrued income, expenses and pending trades - net	(366,368)	44,622
Total master trust net assets	$7,515,707,010	$6,401,156,422

Net Investment Income of Master Trust
Net investment income of the Master Trust for the year ended December 31, 2025, is as follows:

Net realized and unrealized gains and losses on investments	$1,231,981,473
Interest and dividend income	36,341,372
Net investment gain	$1,268,322,845